Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SCHWARTZ INVESTMENT TRUST
Entity Central Index Key	0000891160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000004202
Shareholder Report [Line Items]
Fund Name	Schwartz Value Focused Fund
Trading Symbol	RCMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Schwartz Value Focused Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.schwartzvaluefocusedfund.com/reports.html. You can also request this information by contacting us at (888) 726-0753.
Additional Information Phone Number	(888) 726-0753
Additional Information Website	https://www.schwartzvaluefocusedfund.com/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Schwartz Value Focused Fund	$149	1.25%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Fund had a total return of 38.71%. The Fund’s strong performance was driven primarily due to share price appreciation in Texas Pacific Land Corporation (+137%), LandBridge Company LLC (+64%), and Mastercard Incorporated (+23%). Texas Pacific Land and LandBridge Company, both significant holdings in the Fund, are royalty-based companies that are benefitting from their vast asset holdings of oil, natural gas, water, and land.

The largest relative detractors of performance for the year ended December 31, 2024 were Occidental Petroleum Corporation (-30%), Devon Energy Corporation (-28%), and Schlumberger Limited (-27%). These energy related companies posted lackluster results during 2024 due primarily to a decline in oil prices and lack of capital spending in the oil & natural gas sector. The share price decline of each company offered an attractive opportunity to increase our exposure.

At year end, the Fund had 25 holdings, across a broad array of industries, with an emphasis on royalty companies engaged in land and natural resource management, basic materials, and financial services. Texas Pacific Land Corporation remains the largest holding in the Fund at 27.3% of net assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Schwartz Value Focused Fund	S&P 500® Index	S&P Composite 1500® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,452	$10,138	$10,101
Dec-2016	$9,984	$11,351	$11,417
Dec-2017	$11,353	$13,829	$13,830
Dec-2018	$10,429	$13,223	$13,144
Dec-2019	$12,376	$17,386	$17,206
Dec-2020	$13,813	$20,585	$20,289
Dec-2021	$18,115	$26,494	$26,060
Dec-2022	$21,946	$21,696	$21,427
Dec-2023	$22,205	$27,399	$26,883
Dec-2024	$30,799	$34,254	$33,323

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Schwartz Value Focused Fund	38.71%	20.00%	11.91%
S&P 500® Index	25.02%	14.53%	13.10%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 52,562,088	$ 52,562,088
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 308,242
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$52,562,088 Number of Portfolio Holdings25 Total Expense Ratio1.25% Advisory Fee (net of waivers & recoupments) $308,242 Portfolio turnover (fiscal year)39%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Money Market Funds	16.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Texas Pacific Land Corporation	27.3%
Landbridge Company, LLC - Class A	6.0%
St. Joe Company (The)	4.5%
Mastercard, Inc. - Class A	3.8%
CDW Corporation	3.6%
Franco-Nevada Corporation	3.4%
Occidental Petroleum Corporation	3.4%
Genuine Parts Company	3.3%
DigitalBridge Group, Inc.	3.2%
Schlumberger Ltd.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000004203
Shareholder Report [Line Items]
Fund Name	Ave Maria Value Fund
Trading Symbol	AVEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Value Fund	$103	0.93%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Value Fund	S&P 500® Index	S&P MidCap 400® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,232	$10,138	$9,782
Dec-2016	$9,586	$11,351	$11,811
Dec-2017	$11,286	$13,829	$13,730
Dec-2018	$10,298	$13,223	$12,208
Dec-2019	$12,412	$17,386	$15,407
Dec-2020	$13,176	$20,585	$17,511
Dec-2021	$16,490	$26,494	$21,847
Dec-2022	$17,179	$21,696	$18,993
Dec-2023	$17,784	$27,399	$22,115
Dec-2024	$21,611	$34,254	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Value Fund	21.52%	11.73%	8.01%
S&P 500® Index	25.02%	14.53%	13.10%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 446,204,797	$ 446,204,797
Holdings Count | Holding	34	34
Advisory Fees Paid, Amount	$ 3,025,200
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$446,204,797 Number of Portfolio Holdings34 Total Expense Ratio0.93% Advisory Fee $3,025,200 Portfolio turnover (fiscal year)16%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.7%
Money Market Funds	6.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000004204
Shareholder Report [Line Items]
Fund Name	Ave Maria Growth Fund
Trading Symbol	AVEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Growth Fund	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Growth Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,730	$10,138
Dec-2016	$10,904	$11,351
Dec-2017	$13,888	$13,829
Dec-2018	$13,637	$13,223
Dec-2019	$18,696	$17,386
Dec-2020	$22,130	$20,585
Dec-2021	$26,014	$26,494
Dec-2022	$20,490	$21,696
Dec-2023	$26,697	$27,399
Dec-2024	$30,678	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Growth Fund	14.91%	10.41%	11.86%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,077,662,646	$ 1,077,662,646
Holdings Count | Holding	33	33
Advisory Fees Paid, Amount	$ 7,860,874
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,077,662,646 Number of Portfolio Holdings33 Total Expense Ratio0.91% Advisory Fee $7,860,874 Portfolio turnover (fiscal year)17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Money Market Funds	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000004205
Shareholder Report [Line Items]
Fund Name	Ave Maria Rising Dividend Fund
Trading Symbol	AVEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Rising Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Rising Dividend Fund	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Rising Dividend Fund	S&P 500® Dividend Aristocrats Index	S&P 500® Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,411	$10,093	$10,138	$9,687
Dec-2016	$10,854	$11,287	$11,351	$11,372
Dec-2017	$12,680	$13,740	$13,829	$13,119
Dec-2018	$12,071	$13,365	$13,223	$11,944
Dec-2019	$15,400	$17,103	$17,386	$15,758
Dec-2020	$16,394	$18,587	$20,585	$15,972
Dec-2021	$20,550	$23,418	$26,494	$19,949
Dec-2022	$19,467	$21,965	$21,696	$18,907
Dec-2023	$22,035	$23,818	$27,399	$23,110
Dec-2024	$25,212	$25,505	$34,254	$25,950

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Rising Dividend Fund	14.42%	10.36%	9.69%
S&P 500® Dividend Aristocrats Index	7.08%	8.32%	9.82%
S&P 500® Index	25.02%	14.53%	13.10%
S&P 500® Value Index	12.29%	10.49%	10.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 1,077,147,464	$ 1,077,147,464
Holdings Count | Holding	37	37
Advisory Fees Paid, Amount	$ 7,944,740
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,077,147,464 Number of Portfolio Holdings37 Total Expense Ratio0.90% Advisory Fee $7,944,740 Portfolio turnover (fiscal year)8%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000088418
Shareholder Report [Line Items]
Fund Name	Ave Maria World Equity Fund
Trading Symbol	AVEWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria World Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria World Equity Fund	$105	1.03%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria World Equity Fund	MSCI ACWI Net
Dec-2014	$10,000	$10,000
Dec-2015	$9,522	$9,763
Dec-2016	$10,352	$10,531
Dec-2017	$12,203	$13,056
Dec-2018	$11,121	$11,826
Dec-2019	$14,197	$14,972
Dec-2020	$14,175	$17,406
Dec-2021	$17,160	$20,633
Dec-2022	$14,501	$16,843
Dec-2023	$18,120	$20,583
Dec-2024	$18,961	$24,183

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria World Equity Fund	4.64%	5.96%	6.61%
MSCI ACWI Net	17.49%	10.06%	9.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 116,384,489	$ 116,384,489
Holdings Count | Holding	49	49
Advisory Fees Paid, Amount	$ 839,339
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$116,384,489
Number of Portfolio Holdings	49
Total Expense Ratio	1.03%
Advisory Fee	$839,339
Portfolio turnover (fiscal year)	13%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	1.0%
Real Estate	1.2%
Materials	2.1%
Money Market Funds	2.6%
Consumer Staples	3.5%
Communications	4.3%
Health Care	7.2%
Energy	7.4%
Financials	11.5%
Consumer Discretionary	12.2%
Industrials	22.6%
Technology	24.5%

Material Fund Change [Text Block]	No material changes occurred during the year ended December 31, 2024.
C000219050
Shareholder Report [Line Items]
Fund Name	Ave Maria Focused Fund
Trading Symbol	AVEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Focused Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9331.
Additional Information Phone Number	(888) 726-9331
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Focused Fund	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Focused Fund	S&P 500® Index	S&P MidCap 400® Growth Index
May-2020	$10,000	$10,000	$10,000
Dec-2020	$12,471	$13,428	$14,756
Dec-2021	$15,958	$17,282	$17,546
Dec-2022	$10,376	$14,152	$14,219
Dec-2023	$14,395	$17,873	$16,706
Dec-2024	$16,053	$22,344	$19,368

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024

	1 Year	Since Inception (May 1, 2020)
Ave Maria Focused Fund	11.52%	10.67%
S&P 500® Index	25.02%	18.79%
S&P MidCap 400® Growth Index	15.95%	15.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,489,704	$ 57,489,704
Holdings Count | Holding	17	17
Advisory Fees Paid, Amount	$ 418,690
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,489,704 Number of Portfolio Holdings17 Total Expense Ratio1.11% Advisory Fee $418,690 Portfolio turnover (fiscal year)22%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000004207
Shareholder Report [Line Items]
Fund Name	Ave Maria Bond Fund
Trading Symbol	AVEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ave Maria Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://avemariafunds.com/reports-forms/reports.html. You can also request this information by contacting us at (888) 726-9931.
Additional Information Phone Number	(888) 726-9931
Additional Information Website	https://avemariafunds.com/reports-forms/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ave Maria Bond Fund	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ave Maria Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,070	$10,055	$10,107
Dec-2016	$10,528	$10,321	$10,317
Dec-2017	$10,966	$10,687	$10,538
Dec-2018	$11,011	$10,688	$10,630
Dec-2019	$11,925	$11,620	$11,353
Dec-2020	$12,592	$12,492	$12,084
Dec-2021	$13,144	$12,299	$11,910
Dec-2022	$12,770	$10,699	$10,929
Dec-2023	$13,428	$11,291	$11,502
Dec-2024	$14,195	$11,432	$11,847

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/2024

	1 Year	5 Years	10 Years
Ave Maria Bond Fund	5.71%	3.55%	3.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 676,516,344	$ 676,516,344
Holdings Count | Holding	179	179
Advisory Fees Paid, Amount	$ 1,548,571
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$676,516,344 Number of Portfolio Holdings179 Total Expense Ratio0.41% Advisory Fee $1,548,571 Portfolio turnover (fiscal year)20%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	16.2%
Corporate Bonds	53.4%
Money Market Funds	3.4%
U.S. Government & Agencies	27.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.